Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 8 – Related Party Transactions

Purchase

In order to reduce the purchase cost and enhance its purchasing power, the Company purchases itsmain raw materials from Yongliansen Import and Export Trading Company (“Yongliansen”) and Shanghai Haozong Rubber & Plastic Technology Co., Ltd. (“Shanghai Haozong”). It also purchased equipment and rubber products under indirect supply model from Shanghai Huaxin Economic and Trade Co., Ltd. (“Shanghai Huaxin”) during the nine months ended September 30, 2023 and 2022. The Company’s founder holds minor equity interests in the three suppliers directly or indirectly and one of the Company directors, Mr. Jun Tong, holds 30% ownership of Shanghai Haozong.

For nine months ended September 30 2023 and 2022, the Company purchased raw materials from Yongliansen (“Vendor C”) in the total amount of $428,109 and $1,685,360, respectively. For the three months ended September 30, 2023 and 2022, the total purchase amounts from Yongliansen were $3,269 and $557,569, respectively. As of September 30, 2023 and December 31, 2022, the Company advanced Yongliansen $197,563 and $10,353, respectively, mainly for raw material purchases. On November 30, 2020, RLSP advanced RMB 15 million or $2,068,595 as a deposit to Yongliansen in order to lock-down its premium customer position among all customers of Yongliansen and maintain a long-term business relationship. The Deposit bears no interest and is due on demand. Due to decreased purchases of raw materials from Yongliansen in 2022, RLSP requested Yongliansen to refund the deposit, and Yongliansen agreed to fully refund the deposit by December 31, 2022. On December 15, 2022, RLSP and Yongliansen entered into an agreement to extend the repayment date of the deposit to September 30, 2023.

For nine months ended September 30, 2023 and 2022, the Company purchased $5,418,472 and $4,317,414 rubber products from Shanghai Haozong (“Vendor A”), respectively, and purchased $1,696,683 and $523,970 rubber products from Shanghai Haozong for the three months ended September 30, 2023 and 2022, respectively. As of September 30, 2023 and December 31, 2022, $1,795,676 and $2,384,035 accounts payable due to Shanghai Haozong, respectively.

For nine months ended September 30, 2023 and 2022, RLSP purchased $nil and $79,091 rubber products and equipment from Shanghai Huaxin (“Vendor B”), respectively, and purchased $nil and $nil for the three months ended September 30, 2023 and 2022, respectively. As of September 30, 2023 and December 31, 2022, $4,564,380 and $5,135,351 payable were due to Shanghai Huaxin, respectively, including $nil and $38,119 retainage payable, respectively.

On December 25, 2021, RLSP entered into an agreement with Shanghai Huaxin regarding the outstanding account payable balance, which was amended on August 14, 2022. Under the amended agreement, RLSP and Shanghai Huaxin agreed that the $6,835,124 accounts payable as of June 30, 2022 would be paid based on a payment schedule, of which $746,480 of accounts payable would be paid before December 31, 2022. During the six months ended December 31, 2022, the Company paid RMB 11,350,337 or about USD $1,626,379. For the nine months ended September 30 2023, RLSP has paid RMB33,324,541 or about USD 4,600,486. The remaining balance of $4,564,380 shall be paid by the end of April 30, 2024 per the Payment Extension Agreement.

Sales under Indirect Supply Model

In order to stabilize customer relationships and maintain long-term orders, we authorized two related parties - Shanghai Xinsen (“Customer B”) and Hangzhou Xinsen (“Customer C”) as our distributors. The Company’s President, Ms. Xingxiu Hua, held 90% ownership of Shanghai Xinsen and Shanghai Xinsen holds 70% ownership of Hangzhou Xinsen, or Ms. Hua owns 63% ownership of Hangzhou Xinsen, respectively. Effective on October 1, 2022, Ms. Hua reduced her ownership of Shanghai Xinsen to 15%, and so accordingly reduced her indirect ownership of Hangzhou Xinsen to 10.5%. Xinsen Group is a rubber product trading expert with 20 years of experience in the auto parts market, who charges 1% of the total sales amount before VAT tax as sales commission before September 30, 2022, and subsequently 0.25% effective from October 1, 2022 after the renegotiation between RLSP and Xinsen Group. The sales commission incurred in each period is recorded as part of selling expense of the Company.

For nine months ended September 30, 2023 and 2022, RLSP had indirect sales of $4,901,335 and $4,229,247, respectively, through the Xinsen Group that were sold to two certified first-tier suppliers to the Auto Manufacturers. For the three months ended September 30, 2023 and 2022, the total indirect sales through Xinsen Group to the same downstream two customers were $1,666,917 and $510,034, respectively. As of September 30, 2023, and December 31, 2022, the accounts receivable due from Shanghai Xinsen were $3,411,067 and $4,665,735 respectively. Since the end of 2021, Shanghai Xinsen received some payments from its customers in the form of bank notes with expiration dates between three to six months. However, RLSP does not accept bank notes as payments and agreed to temporarily extend the payment terms to four months from two months after negotiations with Shanghai Xinsen. RLSP held advances from Hangzhou Xinsen in the amounts of $17,867 and $18,912 as of September 30, 2023 and December 31, 2022, respectively.

Others

As of September 30, 2023 and December 31, 2022, our CEO, Ms. Xingxiu Hua, provided loans to RLI totaling $2,201,795 and $2,300,495, respectively. These loans do not bear interest and are due on demand The payable amounts bear no interest rate and are due on demand. During the nine months ended September 30, 2023 and 2022, the Company transferred cash in the amount of $215,000 and $1,803,900, respectively, to RLSP as capital contributions for its daily operation, within the current existing approved registered capital amount of RLSP in China. The cash transfer was approved by Agricultural Bank of China, Fenghua Branch, which is authorized by the State Administration of Foreign Exchange (the “SAFE”).

Note 8 – Related Party Transactions

Purchase

In order to reduce the purchase cost and enhance the purchase power, the Company purchases the main raw materials from Yongliansen Import and Export Trading Company (“Yongliansen”) and Shanghai Haozong Rubber & Plastic Technology Co., Ltd. (“Shanghai Haozong”), and also purchases equipment and rubber products under indirect supply model from Shanghai Huaxin Economic and Trade Co., Ltd. (“Shanghai Huaxin”) during the year ended December 31, 2022 and 2021. The Company’s founder holds minor equity interests of the three suppliers directly or indirectly and one of the Company directors, Mr. Jun Tong holds 30% ownership of Shanghai Haozong.

For the years ended December 31, 2022 and 2021, RLSP purchased raw materials from Yongliansen (“Vendor C”) in the total amount of $2,626,103 and $Nil, respectively. As of December 31, 2022 and 2021, RLSP advanced Yongliansen $10,353 and $453,679, respectively, mainly for raw material purchases. On November 30, 2020, RLSP advanced RMB 15 million or $2,174,796 as a deposit (the “Deposit”) to Yongliansen in order to lock-down our premium customer position among all customers of Yongliansen and maintain a long-term business relationship. The Deposit bears no interest and due on demand. Due to less procurement of raw materials made from Yongliansen in 2022, RLSP requested Yongliansen to refund the Deposit, and Yongliansen agreed to fully refund RLSP by December 31, 2022. On December 15, 2022, RLSP and Yongliansen entered into a Payment Agreement, among which Yongliansen requested to extend the repayment date of the Deposit to September 30, 2023, and RLSP has agreed to grant such extension request.

For the years ended December 31, 2022 and 2021, RLSP purchased $5,549,968 and $13,370,709 rubber products from Shanghai Haozong (“Vendor A”), respectively. As of December 31, 2022 and 2021, $2,384,035 and $986,079 accounts payable due to Shanghai Haozong, respectively.

For the years ended December 31, 2022 and 2021, RLSP purchased $79,608 and $2,290,571 rubber products and equipment from Shanghai Huaxin (“Vendor B”), respectively. As of December 31, 2022 and 2021, $5,135,351 and $7,545,740 payable were due to Shanghai Huaxin, respectively, including $38,119 and $821,962 retainage payable, respectively.

On December 25, 2021, RLSP signed a Payment Extension Agreement with Shanghai Huaxin regarding outstanding account payable balance, which was amended on August 14, 2022. Under the amended Payment Extension Agreement, RLSP and Shanghai Huaxin both agreed that the $6,835,124 accounts payable as of June 30, 2022 shall be paid based on the agreed-upon payment schedule, of which $746,480 accounts payable should be paid before December 31, 2022. During the six months ended December 31, 2022, the Company has paid RMB 11,350,337 or about USD $1,626,379. The remaining balance of 5,208,245 shall be paid by the end of December 31, 2023 per the Payment Extension Agreement.

Sales under Indirect Supply Model

In order to stabilize customer relationships and maintain long-term orders, we authorized two related parties - Shanghai Xinsen (“Customer B”) and Hangzhou Xinsen (“Customer C”) as our distributors. The Company’s President, Ms. Xingxiu Hua, holds 90% ownership of Shanghai Xinsen and Shanghai Xinsen holds 70% ownership of Hangzhou Xinsen, or Ms. Hua owns 63% ownership of Hangzhou Xinsen, respectively. Effective on October 1, 2022, Ms. Hua reduced her ownership of Shanghai Xinsen from 90% to 15%, and so accordingly reduced her indirect ownership of Hangzhou Xinsen from 63% to 10.5%. Xinsen Group is a rubber product trading expert with 20 years of experience in the auto parts market, who charges 1% of the total sales amount before VAT tax as sales commission before September 30, 2022, and subsequently 0.25% effective from October 1, 2022 after the renegotiation between RLSP and Xinsen Group. Sales commission incurred in each period is recorded as part of selling expense of the Company.

For the years ended December 31, 2022 and 2021, RLSP had indirect sales through Xinsen Group that were sold to two certified first-tier suppliers of the Auto Manufacturers $5,371,784 and $11,620,129 respectively. As of December 31, 2022 and 2021, the accounts receivable due from Shanghai Xinsen were $4,665,735 and $2,918,850 respectively. Since the end of 2021, Shanghai Xinsen received some payments from their customers in the form of bank notes with expiration period between three to six months. However, RLSP does not accept bank notes as payments and agreed to temporarily extend the payment terms to four months from two months after negotiated with Shanghai Xinsen. RLSP held advances from Hangzhou Xinsen in the amounts of $18,912 and $20,535 as of December 31, 2022 and 2021, respectively.

Others

As of December 31, 2022 and 2021, the Company’s founder and officer funded the Company and RLSP in the total amount of $2,524,366 and $138,795 for its daily operation, respectively. The payable amounts bear no interest rate and due on demand. During the year ended December 31, 2022 and 2021, the Company transferred cash in the amount of $2,055,390 and $50,500 respectively to RLSP as capital contribution for its daily operation, within the current existing approved registered capital amount of RLSP in China. The cash transfer has been approved by Agricultural Bank of China, Fenghua Branch, which is authorized by the State Administration of Foreign Exchange (the “SAFE”).